Non-Controlling Interests (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Balance, beginning of year
Net assets contributed	196,250
Non-controlling interest's 40% share of GRD Cali, LLC	(153,762)
Non-controlling interest's 40% share of Idalia, LLC	(22,950)
Balance, end of year	$ 19,538